Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Line Items]
GOODWILL	$ 1,816,851,000	$ 1,762,635,000	$ 1,629,396,000
Amortization expense for finite-lived intangible asset	65,800,000	61,700,000	61,300,000
Patents sold	4,200,000
West Direct
Goodwill And Other Intangible Assets [Line Items]
GOODWILL			37,700,000
Fair Value of Goodwill			0
Tuvox
Goodwill And Other Intangible Assets [Line Items]
Reduction in goodwill due to acquisition settlement		$ 3,000,000